SHAREHOLDERS EQUITY - Merge of shares (Details)	1 Months Ended
Jul. 31, 2024 shares
Disclosure of classes of share capital [line items]
Share repurchase program, Period in force	18 months
Class B preferred shares
Disclosure of classes of share capital [line items]
Quantity of shares that may be acquired	26,873,194